INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (16,988)	$ (12,575)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	1,339	916
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	53	48
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	3,561	3,338
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	1,474	1,415
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (23,415)	$ (18,292)